Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	5.00%	5.00%	5.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	0.25%	0.25%	0.25%
Increase decrease in pre-tax income due to sensitivity analysis	$ 19	$ 13	$ 12
Equity price risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity rate	5.00%	5.00%	5.00%
Increase decrease in pretax income of financial assets at FVTPL	$ 26
Increase decrease in pretax income of financial assets at FVTOCI	$ 347
Increase decrease in pre-tax income due to sensitivity analysis		$ 156	$ 126